Cover	May 26, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2021
Entity File Number	001-35789
Entity Registrant Name	CYRUSONE INC.
Entity Central Index Key	0001553023
Entity Tax Identification Number	46-0691837
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2850 N. Harwood Street
Entity Address, Address Line Two	Suite 2200,
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	350-0060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CONE
Security Exchange Name	NASDAQ
A 1. 450 Senior Notesdue 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.450% Senior Notes due 2027
Trading Symbol	CONE27
Security Exchange Name	NASDAQ